UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     April 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $109,887 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     2173    61045 SH       SOLE                    60575        0      520
ALCON INC                      COM SHS          H01301102      733     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO            COM              025816109     2527    57800 SH       SOLE                    24205        0    33635
AUTOMATIC DATA PROCESSING IN   COM              053015103      282     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     4608    53670 SH       SOLE                    53160        0      530
BED BATH & BEYOND INC          COM              075896100     2301    78016 SH       SOLE                    77551        0      565
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5616   103235 SH       SOLE                    92590        0    10770
CISCO SYS INC                  COM              17275r102     7646   317388 SH       SOLE                   283423        0    34390
DANAHER CORP DEL               COM              235851102     4689    61675 SH       SOLE                    61095        0      620
DELL INC                       COM              24702R101     1151    57758 SH       SOLE                    57343        0      500
EXXON MOBIL CORP               COM              30231g102      999    11806 SH       SOLE                      190        0    11616
GENERAL ELECTRIC CO            COM              369604103      726    19605 SH       SOLE                     1100        0    18505
GILEAD SCIENCES INC            COM              375558103      394     7650 SH       SOLE                        0        0     7650
ISHARES TR                     DJ US INDUSTRL   464287754      406     5935 SH       SOLE                     5935        0        0
JOHNSON & JOHNSON              COM              478160104     7420   114380 SH       SOLE                   113405        0     1185
MCGRAW HILL COS INC            COM              580645109     1223    33090 SH       SOLE                    32865        0      265
NOKIA CORP                     SPONSORED ADR    654902204     5440   170900 SH       SOLE                   144850        0    26235
NOVO-NORDISK A S               ADR              670100205     5689    82170 SH       SOLE                    81540        0      740
ORACLE CORP                    COM              68389x105     4636   237020 SH       SOLE                   207780        0    29325
PAYCHEX INC                    COM              704326107     3369    98335 SH       SOLE                    97510        0      995
PEPSICO INC                    COM              713448108     9424   130521 SH       SOLE                   120256        0    10455
PFIZER INC                     COM              717081103      489    23385 SH       SOLE                     4815        0    18570
PRAXAIR INC                    COM              74005p104     4909    58281 SH       SOLE                    53931        0     4400
PROCTER & GAMBLE CO            COM              742718109      863    12312 SH       SOLE                     1770        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     5072   102325 SH       SOLE                    90960        0    11480
STAPLES INC                    COM              855030102     5224   236260 SH       SOLE                   212780        0    23800
STRYKER CORP                   COM              863667101     4862    74745 SH       SOLE                    74005        0      765
SUNCOR ENERGY INC              COM              867229106     4472    46410 SH       SOLE                    46010        0      460
WALGREEN CO                    COM              931422109     6214   163130 SH       SOLE                   143490        0    19850
WELLS FARGO & CO NEW           COM              949746101     5150   176991 SH       SOLE                   165856        0    11445
ZIMMER HLDGS INC               COM              98956P102     1180    15160 SH       SOLE                      160        0    15000